Defined Benefit Plan Funded Status of Plan (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 409	$ 103
Accrued benefit cost	(224)	(213)
Total benefits	185	(110)
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	10	41
Accrued benefit cost	(108)	(44)
Total benefits	(98)	(3)
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(148)	(215)
Total benefits	(148)	(215)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(6)	(4)
Total benefits	$ (6)	$ (4)